Stock-based Compensation - Summary of Status of Restricted Common Stock and Restricted Stock Units (Details) - Restricted Stock Units - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Unvested	3,101,650	626,300
Number of shares, Awarded	1,666,340	3,576,650
Number of shares, Vested	(306,775)	(551,450)
Number of shares, Forfeited	(819,050)	(549,850)
Number of shares, Unvested	3,642,165	3,101,650
Weighted average fair value, Unvested	$ 2.78	$ 9.54
Weighted average fair value, Awarded	4.78	3.01
Weighted average fair value, Vested	1.17	9.54
Weighted average fair value, Forfeited	3.85	5.06
Weighted average fair value, Unvested	$ 3.59	2.78
Weighted average fair value, Unvested		$ 2.8